Average Annual Total Returns{- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2055 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	16.77%	12.94%	[1]	28.71%	17.97%	[1]	16.18%	13.02%	[1]

[1]	(a)From June 7, 2017